Other Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Core Technology	Dec. 31, 2012 Core Technology	Dec. 31, 2013 Core Technology Minimum	Dec. 31, 2013 Core Technology Maximum	Dec. 31, 2013 Trademarks and trade names	Dec. 31, 2012 Trademarks and trade names	Dec. 31, 2013 Trademarks and trade names Minimum	Dec. 31, 2013 Trademarks and trade names Maximum	Dec. 31, 2013 Customer Relationships	Dec. 31, 2012 Customer Relationships	Dec. 31, 2013 Customer Relationships Minimum	Dec. 31, 2013 Customer Relationships Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets			2 years	20 years			3 years	8 years			3 years	20 years			2 years	6 years
Original amount	$ 33,367	$ 213,381			$ 4,739	$ 131,797			$ 25,520	$ 26,476			$ 3,108	$ 55,108
Accumulated amortization	17,176	194,170			3,323	129,767			11,358	10,738			2,495	53,665
Other intangible assets, net	$ 16,191	$ 19,211			$ 1,416	$ 2,030			$ 14,162	$ 15,738			$ 613	$ 1,443